As filed with the Securities and Exchange Commission on April 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Alternative Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2011

Schedule of Investments Global Allocation Fund
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Long Positions (92.6%)
Common Stocks (26.2%)
Australia (0.8%)
783	Ansell Ltd.	10,261
9,845	Australian Infrastructure Fund	18,592
5,979	Goodman Fielder	7,508
4,395	Mount Gibson Iron	9,241	*
		45,602
Austria (0.4%)
148	Kapsch Trafficcom	13,941
234	Semperit Holding	11,300
		25,241
Belgium (0.2%)
112	Bekaert SA	11,222

Canada (0.9%)
413	Empire Co.	21,509
278	Quebecor, Inc.	9,853
716	Western Coal	8,938	*È
1,850	Yellow Media	11,325	È
		51,625
Finland (0.2%)
2,791	M-Real Oyj	12,381	*

France (0.7%)
162	Plastic Omnium	12,700
168	SEB SA	16,699
96	Societe Internationale de Plantations D'heveas	13,286
		42,685
Germany (0.9%)
177	Asian Bamboo	9,448
211	Bertrandt AG	15,256
841	Kloeckner & Co.	26,904	*
		51,608
Hong Kong (1.3%)
2,000	Cheung Kong Infrastructure Holdings	9,453
7,000	Kowloon Development	10,181
3,628	Lancashire Holdings	32,283
24,000	Shun Tak Holdings	14,930
8,000	Xinyi Glass Holdings	6,628
		73,475
Japan (6.0%)
2,200	Arnest One	28,572
9	Asax Co.	10,450
300	Daiichi Kigenso Kagaku-Kogyo	12,920
2,000	Excel Co.	25,146
1,200	Fuji Electronics	23,947
5,000	Fuji Kiko	19,737	*
800	Hiday Hidaka	13,382
800	Iida Home Max	9,444
900	JSP Corp.	14,825
700	Kawada Technologies	13,006
1,100	Konishi Co.	14,661
400	Melco Holdings	15,180
3,000	Nippon Seisen	18,129
9,000	Nippon Steel Trading	29,386
1,000	Onamba Co.	8,577
300	Pal Co.	10,446
1,200	Riken Keiki	11,228
15	Sanko Marketing Foods	14,894
1,300	Sanshin Electronics	11,213
4,000	Teikoku Sen-I	25,634
7,460	Tokyu Construction	21,722
		352,499
Netherlands (0.4%)
1,562	Brit Insurance Holdings	26,172

Switzerland (0.1%)
108	Compagnie Financiere Richemont	5,875

United Kingdom (3.9%)
10,799	Beazley PLC	20,568
5,161	Devro PLC	19,023
3,356	Inchcape PLC	19,993	*
1,658	International Personal Finance	9,083
1,078	JD Sports Fashion	14,401
3,376	JKX Oil & Gas	15,742
4,875	Northgate PLC	22,861	*
5,217	Pace PLC	15,945
3,550	Persimmon PLC	23,235
1,905	PZ Cussons	11,050
1,850	Severfield-Rowen	6,675
4,986	Sports Direct International	13,178	*
1,221	Travis Perkins	19,793
5,687	TT Electronics	16,489
		228,036
United States (10.4%)
1,545	Air Transport Services Group	11,433	*
2,166	American Capital	17,696	*
400	American Capital Agency	11,476
1,011	Atmel Corp.	13,689	*
4,236	Boise, Inc.	38,082	È
513	Buckeye Technologies	12,907
377	CIT Group	17,979	*
2,052	Citigroup, Inc.	9,891	*
4,110	CNO Financial Group	26,016	*
314	Complete Production Services	8,773	*
207	Domtar Corp.	18,202
1,193	Entegris, Inc.	9,127	*
630	Fairchild Semiconductor International	11,214	*
707	Gannett Co.	10,421
1,137	Genworth Financial	15,429	*
589	Hartford Financial Services Group	16,362
1,376	Jazz Pharmaceuticals	30,767	*
364	Kraton Performance Polymers	11,426	*
2,723	Kulicke & Soffa Industries	26,549	*È
239	Liberty Media	15,693	*
912	MBIA, Inc.	9,758	*
1,470	Micron Technology	15,494	*È
1,366	Newcastle Investment	9,152	*
2,281	NorthStar Realty Finance	11,838
4,986	Phoenix Co.	12,764	*È
2,133	Photronics, Inc.	14,057	*
256	Polypore International	12,326	*
1,077	Radian Group	7,733
1,053	RF Micro Devices	7,076	*
1,240	Silicon Image	8,506	*
1,357	Tenet Healthcare Corp.	9,024	*
716	Tesoro Corp.	13,783	*È
176	TRW Automotive Holdings	10,500	*
1,040	United Continental Holdings	26,416	*
1,638	US Airways Group	16,249	*
2,247	USEC, Inc.	12,471	*
582	Valassis Communications	17,658	*
1,593	Valero Energy	40,399
243	Veeco Instruments	10,512	*
943	Western Refining	11,486	*
		610,334

Total Common Stocks (Cost $1,508,451)		1,536,755

Exchange Traded Funds (4.7%)
5,939	iShares MSCI Emerging Markets Index (Cost $285,547)	272,066

Short-Term Investments (61.7%)
3,614,225	State Street Institutional Government Money Market Fund Institutional Class (Cost $3,614,225)	3,614,225	Ø

Total Investments (92.6%)

Total Long Positions (Cost $5,408,223)		5,423,046	##
Cash, receivables and other assets, less liabilities (32.2%)		1,888,053	Ø±
Short Positions (see summary below) ((24.8)%)		(1,454,910)
Total Net Assets (100.0%)		$5,856,189
Short Positions ((24.8)%)
Common Stocks Sold Short ((24.8)%) ØØ
Australia ((0.8)%)
(1,799)	Aquarius Platinum	(9,968)
(1,745)	Aquila Resources	(15,946)	*
(2,602)	Karoon Gas Australia	(19,422)	*
		(45,336)
Canada ((1.1)%)
(1,617)	Bankers Petroleum	(13,467)	*
(1,334)	Gammon Gold	(10,045)	*
(2,056)	Jaguar Mining	(12,254)	*
(1,170)	Lake Shore Gold	(4,323)	*
(306)	PetroBakken Energy	(6,552)
(650)	Seabridge Gold	(18,247)	*
		(64,888)
France ((0.1)%)
(199)	EDF Energies Nouvelles	(8,611)

Hong Kong ((0.5)%)
(400)	Hong Kong Aircraft Engineering	(6,121)
(5,200)	Sands China	(12,845)	*
(4,000)	Shangri-La Asia	(10,415)
		(29,381)
Japan ((5.6)%)
(500)	Advantest Corp.	(10,228)
(900)	CSK Corp.	(3,827)	*
(6,000)	Daiwa Securities Group	(29,605)
(4,000)	Heiwa Real Estate	(12,232)
(2,000)	Iseki & Co.	(5,629)	*
(18)	Kenedix, Inc.	(4,546)	*
(10,000)	Nippon Sheet Glass	(25,950)
(9,000)	Nippon Yakin Kogyo	(26,316)	*
(4,600)	Nomura Holdings	(27,965)
(1,200)	Right On	(6,184)
(4,100)	Round One	(22,078)
(7,000)	Sapporo Holdings	(31,043)
(2,000)	Shochiku Co.	(14,693)
(8,000)	Sotetsu Holdings	(25,634)
(2,300)	Sumco Corp.	(35,055)	*
(6,000)	Sumitomo Metal Industries	(14,035)
(8,000)	Tokyo Dome	(19,298)	*
(3,000)	Tokyo Tatemono	(13,779)
		(328,097)
Portugal ((0.6)%)
(7,216)	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS	(35,666)

Spain ((1.4)%)
(1,470)	Banco Bilbao Vizcaya Argentaria	(18,048)
(7,016)	Faes Farma	(27,713)
(2,473)	Gamesa Corporacion Tecnologica	(18,961)	*
(760)	Gestevision Telecinco	(9,552)
(426)	Grifols SA	(6,492)
		(80,766)
Switzerland ((0.1)%)
(1,111)	OC Oerlikon	(6,755)	*

United Kingdom ((4.9)%)
(3,211)	Babcock International Group	(29,678)
(3,162)	Capita Group	(34,392)
(1,588)	De La Rue	(16,967)
(2,335)	Dignity PLC	(24,312)
(4,302)	Hays PLC	(8,345)
(1,433)	HSBC Holdings	(15,623)
(934)	Inmarsat PLC	(10,181)
(1,533)	JD Wetherspoon	(10,898)
(2,053)	Micro Focus International	(13,490)
(1,126)	Mitchells & Butlers	(6,217)	*
(1,038)	Standard Chartered	(27,086)
(2,328)	Telecity Group	(18,273)	*
(8,003)	Thomas Cook Group	(24,434)
(4,425)	Tui Travel	(17,933)
(1,279)	Tullow Oil	(27,208)
		(285,037)
United States ((9.7)%)
(1,382)	Accuray, Inc.	(11,830)	*
(513)	American Public Education	(17,216)	*
(3,115)	Archipelago Learning	(32,334)	*
(495)	Artio Global Investors	(7,252)
(409)	Blackboard Inc.	(15,894)	*
(129)	Capella Education	(7,385)	*
(473)	Citi Trends	(10,832)	*
(664)	Colony Financial	(13,413)
(303)	Commvault Systems	(9,360)	*
(412)	Computer Programs and Systems	(21,383)
(695)	Conceptus, Inc.	(9,386)	*
(745)	DealerTrack Holdings	(14,725)	*
(1,379)	Deltek, Inc.	(9,805)	*
(742)	Demandtec, Inc.	(8,941)	*
(598)	Electronic Arts	(9,323)	*
(577)	Emdeon, Inc.	(8,476)	*
(4,521)	General Maritime	(13,834)
(1,793)	Gleacher & Co.	(3,810)	*
(607)	Grand Canyon Education	(10,981)	*
(345)	Kirkland's, Inc.	(4,569)	*
(801)	Kit Digital	(11,038)	*
(1,741)	Knot, Inc.	(19,290)	*
(1,255)	LoopNet, Inc.	(12,889)	*
(700)	Lumber Liquidators Holdings	(19,558)	*
(3,767)	Merge Healthcare	(16,123)	*
(315)	Michael Baker	(9,563)	*
(270)	Microstrategy, Inc.	(28,717)	*
(842)	Nutrisystem, Inc.	(15,964)
(607)	Overstock.com, Inc.	(9,056)	*
(1,059)	Pebblebrook Hotel Trust	(21,773)
(222)	Pegasystems, Inc.	(7,588)
(1,319)	Pros Holdings	(13,164)	*
(145)	Quality Systems	(11,577)
(2,789)	Roma Financial Corp.	(28,392)
(341)	Royal Gold	(15,822)
(183)	Rue21, Inc.	(5,398)	*
(1,232)	Solarwinds, Inc.	(23,285)	*
(214)	Sourcefire, Inc.	(5,267)	*
(426)	Tejon Ranch	(11,212)	*
(1,175)	Tyler Technologies	(24,381)	*
(723)	Universal Truckload Services	(10,773)	*
(1,116)	Xenoport, Inc.	(8,794)	*
		(570,373)
Total Short Positions
(Proceeds $(1,465,589))		(1,454,910)

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Global Allocation Fund (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Equity Funds	$272,066	4.7%
Insurance	159,352	2.7%
Semiconductors & Semiconductor Equipment	116,224	2.0%
Electronic Equipment, Instruments & Components	101,964	1.7%
Oil, Gas & Consumable Fuels	93,881	1.6%
Household Durables	84,451	1.4%
Trading Companies & Distributors	76,083	1.3%
Chemicals	67,118	1.1%
Media	64,950	1.1%
Electrical Equipment	50,254	0.9%
Auto Components	49,565	0.8%
Paper & Forest Products	43,490	0.7%
Airlines	42,665	0.7%
Construction & Engineering	41,403	0.7%
Containers & Packaging	38,082	0.7%
Specialty Retail	38,025	0.6%
Food Products	35,979	0.6%
Real Estate Investment Trusts	32,466	0.6%
Textiles, Apparel & Luxury Goods	31,509	0.5%
Pharmaceuticals	30,767	0.5%
Hotels, Restaurants & Leisure	28,276	0.5%
Road & Rail	22,861	0.4%
Food & Staples Retailing	21,509	0.4%
Distributors	19,993	0.3%
Real Estate Management & Development	19,625	0.3%
Transportation Infrastructure	18,592	0.3%
Thrifts & Mortgage Finance	18,183	0.3%
Metals & Mining	18,179	0.3%
Commercial Banks	17,979	0.3%
Capital Markets	17,696	0.3%
Professional Services	15,256	0.3%
Computers & Peripherals	15,180	0.3%
Industrial Conglomerates	14,930	0.3%
Air Freight & Logistics	11,433	0.2%
Machinery	11,300	0.2%
Household Products	11,050	0.2%
Health Care Equipment & Supplies	10,261	0.2%
Diversified Financial Services	9,891	0.2%
Electric Utilities	9,453	0.2%
Consumer Finance	9,083	0.2%
Health Care Providers & Services	9,024	0.2%
Energy Equipment & Services	8,773	0.1%
Short-Term Investments and Other Assets-Net	5,502,278	93.9%
Short Positions (see summary below)	(1,454,910)	(24.8)%

	$5,856,189	100.0%

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Global Allocation Fund (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Software	$(169,215)	(2.9)%
Hotels, Restaurants & Leisure	(124,118)	(2.1)%
Metals & Mining	(111,010)	(1.9)%
Oil, Gas & Consumable Fuels	(96,429)	(1.6)%
Diversified Consumer Services	(92,228)	(1.6)%
Internet Software & Services	(76,215)	(1.3)%
Capital Markets	(68,632)	(1.2)%
Commercial Banks	(60,757)	(1.0)%
Media	(59,911)	(1.0)%
Health Care Technology	(57,559)	(1.0)%
Commercial Services & Supplies	(46,645)	(0.8)%
Specialty Retail	(46,541)	(0.8)%
Semiconductors & Semiconductor Equipment	(45,283)	(0.8)%
Professional Services	(42,737)	(0.7)%
Real Estate Management & Development	(41,769)	(0.7)%
Pharmaceuticals	(36,507)	(0.6)%
Road & Rail	(36,407)	(0.6)%
Real Estate Investment Trusts	(35,186)	(0.6)%
Beverages	(31,043)	(0.5)%
Thrifts & Mortgage Finance	(28,392)	(0.5)%
Building Products	(25,950)	(0.4)%
Internet & Catalog Retail	(25,020)	(0.4)%
Health Care Equipment & Supplies	(21,216)	(0.4)%
Electrical Equipment	(18,961)	(0.3)%
Machinery	(12,384)	(0.2)%
Diversified Telecommunication	(10,181)	(0.2)%
Construction & Engineering	(9,563)	(0.2)%
Independent Power Producers & Energy Traders	(8,611)	(0.2)%
Biotechnology	(6,492)	(0.1)%
Transportation Infrastructure	(6,121)	(0.1)%
IT Services	(3,827)	(0.1)%

Total Common Stocks Sold Short	$(1,454,910)	(24.8)%

January 31, 2011 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Global Allocation Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (long and short positions) and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Forward foreign currency contracts are determined by obtaining valuations from an independent pricing service based on actual traded rates on an independent pricing service's network, along with other traded and quoted rates provided to the pricing service by leading market participants (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Total return swaps are valued using the underlying index and stated LIBOR rate (Level 2 inputs).

Investments in State Street Institutional Government Money Market Fund Institutional Class are valued using the fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).

For equity securities, exchange traded funds and total return swap contracts, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Board of Trustees of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices are expressed in local currency values and are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2011:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 1,536,755	$-	$-	$1,536,755
Exchange Traded Funds	272,066	-	-	272,066
Short-Term Investments	-	3,614,225	-	3,614,225
Total Investments	$ 1,808,821	$3,614,225	$-	$5,423,046

^	The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Forward contracts	$-	$3,859	$-	$3,859
Total return swap contracts	-	51,947	-	51,947
Total	$-	$55,806	$-	$55,806

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short^	$(1,454,910)	$-	$-	$(1,454,910)
Total	$(1,454,910)	$-	$-	$(1,454,910)

^	The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Futures Contracts	$(10,658)	$-	$-	$(10,658)
Total	$(10,658)	$-	$-	$(10,658)

##
At January 31, 2011, the cost of investments for U.S. federal income tax purposes was $5,408,223. Gross unrealized appreciation of investments was $64,136 and gross unrealized depreciation of investments was $49,313, resulting in net unrealized appreciation of $14,823 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

Ø	All or a portion of this security is segregated in connection with obligations for common stocks sold short, open forward contracts, total return swap contracts and/or financial futures contracts.

ØØ
At January 31, 2011, the Fund had deposited $1,520,048 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.

±	At January 31, 2011, open positions in financial futures contracts were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2011	1 Hang Seng Index	Long	$(3,129)
March 2011	3 DJ Euro STOXX 50 Index	Long	5,175
March 2011	6 FTSE 100 Index	Long	(12,206)
March 2011	5 German Euro Bund	Long	(14,718)
March 2011	14 S&P 500 E-mini Index	Long	14,980
March 2011	4 S&P TSE 60 Index	Long	11,684
March 2011	1 UK Government Gilt Bond	Long	(2,867)
March 2011	9 U.S. Treasury Notes, 10 Year	Long	1,828
March 2011	5 ASX SPI 200 Index	Short	3,762
March 2011	1 Australian Dollar	Short	430
March 2011	10 Australian T-Bond, 10 Year	Short	(387)
March 2011	6 Canadian Dollar	Short	(870)
March 2011	2 Euro	Short	(9,488)
March 2011	1 Government of Canada Bond, 10 Year	Short	959
March 2011	1 Japan Government Bond, 10 Year	Short	8,285
March 2011	1 Japanese Yen	Short	450
March 2011	5 Pound Sterling	Short	(13,713)
March 2011	1 Swiss Franc	Short	(650)
March 2011	1 TOPIX Index	Short	(183)
Total			$(10,658)

At January 31, 2011, the Fund had deposited $335,432 in a segregated account, to cover margin requirements on open futures contracts.

At January 31, 2011, the Fund had outstanding total return swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Variable-rate Payments Made by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
JP Morgan	$2,625,000	January 5, 2012	.672%(1)	JP Morgan Global Government Bond Total Return Index Un hedged	$(1,325)	$48,227	$46,902
JP Morgan	2,624,151	January 10, 2012	.003%(2)	MSCI Daily Total Return Net World Index	(5)	5,050	5,045
Totals					$(1,330)	$53,277	$51,947
(1) 3 month LIBOR (London Interbank Offered Rate) plus .37% at January 5, 2011.
(2) 3 month LIBOR (London Interbank Offered Rate) minus .30% at January 10, 2011.

At January 31, 2011, open forward contracts for the Fund were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	Morgan Stanley	69,415 BRL	$ 41,673	2/10/11	$ 41,561	$ (112)
Chilean Peso	Morgan Stanley	50,128,799 CLP	102,335	2/10/11	103,664	1,329
Hungarian Forint	Morgan Stanley	13,997,234 HUF	67,520	2/10/11	70,154	2,634
Mexican Peso	Morgan Stanley	1,222,198 MXN	99,698	2/10/11	100,681	983
New Taiwan Dollar	Morgan Stanley	551,470 TWD	18,990	2/10/11	18,994	4
South Korean Won	Morgan Stanley	50,876,848 KRW	45,365	2/10/11	45,364	(1)
Total						$4,837
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Czech Koruna	Morgan Stanley	1,903,840 CZK	$ 102,335	2/10/11	$ 107,727	$ (5,392)
Indonesian Rupiah	Morgan Stanley	918,610,128 IDR	102,335	2/10/11	101,400	935
Polish Zloty	Morgan Stanley	188,522 PLN	63,828	2/10/11	65,618	(1,790)
Singapore Dollar	Morgan Stanley	33,241 SGD	25,848	2/10/11	25,984	(136)
South African Rand	Morgan Stanley	549,676 ZAR	81,763	2/10/11	76,358	5,405
Total						$(978)

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:      /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  March 31, 2011

By:      /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 31, 2011